OTHER LOANS PAYABLE (Details Narrative) - Third Party Loan Agreement [Member] - USD ($)		1 Months Ended	9 Months Ended
	Jan. 15, 2021	Jun. 15, 2020	Sep. 30, 2022	Dec. 31, 2021
Loan principal amount	$ 83,328	$ 85,000
Outstanding other loans payble			$ 168,328	$ 168,328
Terms of loan		one year
Maturity date			Aug. 15, 2023
Original loan principal amount			$ 41,000
Advanced deposit			$ 40,000
Interest rate		0.00%